LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MAY 15, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2018, OF

WESTERN ASSET INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

Effective June 14, 2019, the time at which the Fund normally closes for business is changed from 4:00 p.m. (Eastern time) to 5:00 p.m. (Eastern time), and all references to 4:00 p.m. (Eastern time) in the Fund’s Summary Prospectus and Prospectus are changed to 5:00 p.m. (Eastern time).

Please retain this supplement for future reference.

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